Property, plant and equipment and intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment and intangible assets
Schedule of property, plant and equipment and intangible assets

	December 31, 2012			December 31, 2011
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Land	676	–	676	695	–	695
Buildings	8,075	(2,104)	5,971	7,912	(1,890)	6,022
Installations	15,748	(4,096)	11,652	14,886	(3,708)	11,178
Equipment	11,640	(4,373)	7,267	12,549	(4,243)	8,306
Railroads	6,504	(2,047)	4,457	6,574	(1,930)	4,644
Mine development costs	27,778	(6,102)	21,676	26,955	(5,180)	21,775
Others	14,530	(4,535)	9,995	14,556	(4,126)	10,430

	84,951	(23,257)	61,694	84,127	(21,077)	63,050

Intangible assets	1,126	(104)	1,022	1,202	(67)	1,135
Construction in progress	29,050	–	29,050	25,845	–	25,845

Total	115,127	(23,361)	91,766	111,174	(21,144)	90,030